Property, Plant, and Equipment (Narrative Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 EUR (€)
Property, Plant and Equipment [Line Items]
Long-lived asset impairment charges	$ 60.7	$ 59.4	$ 33.6
Assets Held-for-sale, Long Lived, Fair Value Disclosure | €				€ 14.4
Long-lived asset impairment charges	60.7	59.4	34.8
Ipoh Facility [Member]
Property, Plant and Equipment [Line Items]
Long-lived asset impairment charges	$ 56.7
Merano Polysilicon Plant [Member]
Property, Plant and Equipment [Line Items]
Long-lived asset impairment charges		$ 57.3	$ 33.6